Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 109,895	$ 87,123	$ 87,113
Goodwill, Gross	109,900	87,100
Accumulated Impairment Loss	$ 246	246
Estimated Useful Life	5 years
Trade impairments	$ 1,100	1,300
Amortization expense	$ 100	$ 100